Equity - Summary of Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	6 Months Ended		12 Months Ended
		Mar. 31, 2020	Jun. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Stockholders Equity Details [Line Items]
Shares authorized			1,000,000		1,000,000
Shares issued and outstanding			0		0
Issue price per share			$ 0.0001		$ 0.0001
Sarcos Corp and Subsidiaries
Stockholders Equity Details [Line Items]
Proceeds, Net of Issuance Costs		$ 38,647			$ 38,647
Sarcos Corp and Subsidiaries | Series A [Member]
Stockholders Equity Details [Line Items]
Shares authorized			5,421,446	[1]	5,421,446	[2]
Shares issued and outstanding			5,421,446		5,421,446	[2]
Aggregate liquidation value			$ 15,723	[1]	$ 15,723	[2]
Proceeds, net of issuance costs	[2]				$ 15,531
Issue price per share	[2]				$ 2.9002
Shares Issued and Outstanding	[1]		5,421,446
Proceeds, Net of Issuance Costs	[1]		$ 15,531
Issue Price per Share	[1]		$ 2.9002
Sarcos Corp and Subsidiaries | Series B [Member]
Stockholders Equity Details [Line Items]
Shares authorized			3,158,338	[1]	3,158,338	[2]
Shares issued and outstanding			3,158,338		3,158,338	[2]
Aggregate liquidation value			$ 30,050	[1]	$ 30,050	[2]
Proceeds, net of issuance costs	[2]				$ 29,993
Issue price per share	[2]				$ 9.5145
Shares Issued and Outstanding	[1]		3,158,338
Proceeds, Net of Issuance Costs	[1]		$ 29,993
Issue Price per Share	[1]		$ 9.5145
Sarcos Corp and Subsidiaries | Series C [Member]
Stockholders Equity Details [Line Items]
Shares authorized			3,532,228	[1]	3,532,228	[2]
Shares issued and outstanding			3,532,228		3,532,228	[2]
Aggregate liquidation value			$ 40,000	[1]	$ 40,000	[2]
Proceeds, net of issuance costs	[2]				$ 39,867
Issue price per share	[2]				$ 11.3243
Shares Issued and Outstanding	[1]		3,532,228
Proceeds, Net of Issuance Costs		$ 4	$ 39,867	[1]	$ 4
Issue Price per Share	[1]		$ 11.3243
Sarcos Corp and Subsidiaries | Convertible Preferred Stock [Member]
Stockholders Equity Details [Line Items]
Shares authorized			12,112,012	[1]	12,112,012	[2]
Shares issued and outstanding			12,112,012		12,112,012	[2]
Aggregate liquidation value			$ 85,773	[1]	$ 85,773	[2]
Proceeds, net of issuance costs	[2]				$ 85,391
Issue price per share			$ 0.001		$ 0.001		$ 0.001
Shares Issued and Outstanding	[1]		12,112,012
Proceeds, Net of Issuance Costs	[1]		$ 85,391

[1]	Based on the Company’s Amended and Restated Articles of Incorporation, dated as of January 5, 2020, liquidation preferences are calculated as the greater of the stated liquidation preference or common stock conversion price. As net assets available as of the balance sheet date would be unlikely to result in the payout of the full liquidation preference of $3.8573 to Series A Preferred stockholders, the Company considers the conversion price of $2.9002 to be appropriate in calculating the aggregate liquidation value
[2]	Based on the Company’s Amended and Restated Articles of Incorporation dated as of January 5, 2020, liquidation preferences are calculated as the greater of the stated liquidation preference or common stock conversion price. As net assets available as of the balance sheet date would be unlikely to result in the payout of the full liquidation preference of $3.8573 to Series A Preferred stockholders, the Company considers the conversion price of $2.9002 to be appropriate in calculating the aggregate liquidation value.